Concession Financial and Sector Assets and Liabilities - Additional Information (Details) R$ in Millions		12 Months Ended
	Mar. 17, 2023 Number	Dec. 31, 2024 BRL (R$) Number	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial asset		R$ 8,072	R$ 6,540
Cash		871
Concession fee		R$ 2,216
Average effect rate		23.93%	15.82%	0.63%
Number of hydroelectric generation plants and units | Number	15	15
Concession Contract Eight [Member]
IfrsStatementLineItems [Line Items]
Concession Grant Fee Paid Period		30 years
Number of hydroelectric generation plants and units | Number		18